Share Based Payment (Details)	12 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share Based Payment (Details) [Line Items]
Constant value percentage	2.00%
Options recognized amount | $	$ 508,149
Group 1 Granted [Member]
Share Based Payment (Details) [Line Items]
Ordinary shares | shares	579,078
Exercise price | $ / shares	$ 1.52
Group 2 Granted [Member]
Share Based Payment (Details) [Line Items]
Ordinary shares | shares	346,555
Exercise price | $ / shares	$ 8
Group 3 Granted [Member]
Share Based Payment (Details) [Line Items]
Ordinary shares | shares	700,000
Exercise price | $ / shares	$ 4.25